SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25. SUBSEQUENT EVENTS

Other than as disclosed elsewhere in the consolidated financial statements and the notes thereto, the Company evaluated subsequent events and transactions that occurred after the end of the reporting period through November 2, 2026 and, except for the events described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Offering in May 2026

In December 2025, the Company offered up to 3,000,000 Units (“Original Units”), with each Original Unit consisting of (i) one pre-funded warrant (the “Original Pre-funded Warrant”) to purchase one Class A Ordinary Share, and (ii) two warrants (the “Original Common Warrants”) with a one-year term to purchase one Class A Ordinary Share each (the “Warrant Share”), each on a best-efforts basis. The proposed offering price was US$6.10 per Original Unit. The Original Common Warrant has a proposed exercise price equal to US$6.10 per warrant.

Subsequently in May 2026, the above offering had been amended to be issuing up to 3,000,000 Units (“Units”), with each Unit consisting of (i) one pre-funded warrant (the “Pre-funded Warrant”) to purchase one Class A Ordinary Share, and (ii) two warrants (the “Common Warrants”) with a twenty-five-month term to purchase one Class A Ordinary Share each, each on a best-efforts basis The proposed offering price was US$2.00 per Unit. Each of the Common Warrants were immediately exercisable at an initial exercise price of US$5.50 per share. The offering became effective on May 12, 2026.

Effective June 17, 2026, the exercise price of the Common Warrants was reduced to US$0.87 per Class A Ordinary Share. Following the 1-for-5 share consolidation effective August 6, 2026, the exercise price of the Warrants was adjusted to US$4.35 per Class A Ordinary Share and the number of the Warrant Shares then outstanding was proportionately adjusted in accordance with the terms of the Warrants.

Effective August 21, 2026, the exercise price of the Common Warrants was reduced to US$0.70 per Class A Ordinary Share. In connection with that reduction, the number of Warrant Shares was adjusted on a holder-by-holder basis so that the aggregate exercise proceeds represented by each holder’s agreed pre-consolidation equivalent Warrant Share balance at US$0.87 per share are substantially preserved. The adjusted Warrant Share amount for each holder is calculated by multiplying the applicable pre-consolidation equivalent Warrant Share balance by US$0.87 and dividing the resulting aggregate exercise proceeds by US$0.70. Applying this methodology, the Warrants are exercisable for approximately 42,717,043.50 Warrant Shares.

Based on the preliminary assessment on the Units made by the Group under ASC 480 Distinguishing Liabilities from Equity and ASC 815 Derivatives and Hedging, the Pre-funded Warrants and the Common Warrants are classified as liabilities rather than equity instruments because they do not meet all criteria for equity classification under ASC 480 and ASC 815.

Since the offering of Units and the subsequent reductions in the exercise price occurred after the end of the reporting period, these events are considered non-recognized subsequent events and have not been recognized in the Group’s consolidated financial statements as of and for the years ended September 30, 2024 and 2025.

Upon issuance, the Group expects to recognize the liability-classified Pre-funded Warrants and Common Warrants at their initial fair values, with the corresponding proceeds allocated between cash and cash equivalents, Class A ordinary share capital, and additional paid-in capital. All costs associated with the issuance, including those payments previously made and recorded as deferred offering expenses under non-current assets in the consolidated balance sheets will be allocated in accordance with the accounting treatment of the respective instruments.

The liability-classified Pre-funded Warrants and Common Warrants will be remeasured at fair value at the end of each subsequent reporting period until settlement, exercise, expiration, or extinguishment. Changes in fair value will be recognized as non-cash fair-value gains or losses in the consolidated statements of operations.

The Company is continuing to evaluate the final classification, measurement, modification, and settlement accounting for the Units, the Pre-funded Warrants, and the Common Warrants.

Acquisition of a subsidiary

A wholly owned subsidiary of the Company has completed the acquisition of 100% of the equity interests in KM Safety Solution Company Limited (“KMSS”) pursuant to the sale and purchase agreement announced on September 15, 2026 (the “Acquisition”). The aggregate consideration for the Acquisition of HK$5,616,000 (approximately US$721,000, based on an exchange rate of HK$7.78 to US$1.00), was settled in cash.

The Group is in the process of completing its evaluation of the significance of the Acquisition under Rule 3-05 of Regulation S-X, and of the related pro forma information requirements, and will provide such information if required.